Acquisitions (Details) - Schedule of fair value of assets acquired and liabilities	Mar. 31, 2021 USD ($)
Schedule Of Fair Value Of Assets Acquired And Liabilities Abstract
Cash and cash equivalents	$ 2,707,863
Goodwill	56,423,109
Property and equipment	23,518
Intangible assets	15,236,631
Accounts receivable	3,167,292
Prepaid expenses and other current assets	89,493
Total assets acquired	77,647,906
Borrowings	3,397,620
Accounts payable	1,293,922
Accrued expenses and other current liabilities	3,616,622
Net assets acquired	$ 69,339,742